Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	May 31, 2024	May 31, 2023	Oct. 07, 2022	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000215377
Account Value [Line Items]
Account Value	$ 26,560	$ 23,134	$ 18,820		$ 18,665	$ 18,793	$ 12,843	$ 12,222	$ 11,983	$ 10,788	$ 9,381	$ 9,427
C000215373
Account Value [Line Items]
Account Value	26,964	23,486	19,106		19,047	19,276	13,245	12,673	12,489	11,305	9,885	10,000
C000215405
Account Value [Line Items]
Account Value	15,743	14,374	12,510		12,989	14,409	10,900	10,786	11,034	10,123	9,134	9,426
C000215404
Account Value [Line Items]
Account Value	15,723	14,355	12,494		13,079	14,614	11,132	11,097	11,440	10,575	9,614	10,000
C000055103
Account Value [Line Items]
Account Value	22,416	20,499	16,295		16,937	16,211	10,905	11,218	11,051	10,399	8,931	9,428
C000055105
Account Value [Line Items]
Account Value	22,382	20,468	16,270		17,060	16,448	11,152	11,550	11,457	10,872	9,405	10,000
C000022956
Account Value [Line Items]
Account Value	32,425	28,475	20,991		19,527	22,317	17,005	14,020	13,212	11,329	9,490	9,426
C000022958
Account Value [Line Items]
Account Value	32,382	28,437	20,963		19,672	22,646	17,386	14,439	13,715	11,845	9,998	10,000
C000215383
Account Value [Line Items]
Account Value	18,852	18,219	14,356		15,024	16,015	10,242	10,608	11,448	10,392	9,039	9,423
C000215384
Account Value [Line Items]
Account Value	19,239	18,593	14,651		15,406	16,506	10,611	11,036	11,970	10,916	9,546	10,000
C000022966
Account Value [Line Items]
Account Value	23,575	21,041	17,520		16,360	20,461	14,292	12,572	12,209	10,793	9,282	9,424
C000022968
Account Value [Line Items]
Account Value	23,548	21,017	17,500		16,484	20,755	14,601	12,943	12,672	11,282	9,775	10,000
C000238235
Account Value [Line Items]
Account Value	12,317	12,834	10,029	$ 9,425
C000238236
Account Value [Line Items]
Account Value	12,812	13,452	10,591	$ 10,000
C000215396
Account Value [Line Items]
Account Value	16,725	16,047	13,602		14,422	16,504	10,445	11,169	12,509	11,160	9,438	9,422
C000215395
Account Value [Line Items]
Account Value	$ 16,713	$ 16,035	$ 13,592		$ 14,499	$ 16,740	$ 10,668	$ 11,488	$ 12,984	$ 11,674	$ 9,942	$ 10,000